DEPOSITS (Schedule of Retail Deposit Accounts) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Amount
Non-interest-earning checking	$ 17,806	$ 16,300
Interest-earning checking	20,238	21,077
Savings accounts	45,092	44,428
Money market accounts	23,601	24,730
Savings certificates	31,326	34,833
Advance payments by borrowers for taxes and insurance	865	491
Savings certificates - Retail:
Total	$ 138,928	$ 141,859
Percent of Portfolio
Non-interest-earning checking	12.80%	11.50%
Interest-earning checking	14.60%	14.90%
Savings accounts	32.50%	31.30%
Money market accounts	17.00%	17.40%
Savings certificates	22.50%	24.60%
Advance payments by borrowers for taxes and insurance	0.60%	0.30%
Total	100.00%	100.00%